Note 18 - Earnings (Loss) Per Share (Details Textual) - CAD ($)	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Feb. 22, 2018	Oct. 05, 2016
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	6.75%	6.75%		6.75%
Notional amount	$ 160,000,000	$ 160,000,000	$ 160,000,000		$ 160,000,000
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%
Notional amount	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000